Segment Reporting (Details) - Schedule of two reportable segments $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Revenue, Major Customer [Line Items]
Revenues	$ 29,561
Gross profit	2,606
Operating expenses	(30,120)
Operating loss	(27,267)
Other expenses	(29,780)
Loss before provision for income taxes and non-controlling interests	(57,047)
Income tax benefit	445
Net loss	(56,602)
As of December 31, 2021
Total assets	53,252
Connected Solution [Member]
Revenue, Major Customer [Line Items]
Revenues	29,561
Gross profit	2,606
Operating expenses	(29,002)
Operating loss	(26,149)
Other expenses	(29,504)
Loss before provision for income taxes and non-controlling interests	(55,653)
Income tax benefit	445
Net loss	(55,208)
As of December 31, 2021
Total assets	32,931
Solar [Member]
Revenue, Major Customer [Line Items]
Revenues
Gross profit
Operating expenses	(1,118)
Operating loss	(1,118)
Other expenses	(276)
Loss before provision for income taxes and non-controlling interests	(1,394)
Income tax benefit
Net loss	(1,394)
As of December 31, 2021
Total assets	$ 20,321